DEBT (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2015	$ 811,822	$ 1,066,705
2016	18,069	17,526
2017	17,623	18,416
Thereafter	12,573	12,622
Total	860,087	1,115,269
Liability Against Assets Subject to Finance Lease [Member]
Debt Instrument [Line Items]
2015	8,967	12,348
2016	11,875	11,334
2017	11,152	11,947
Thereafter	0	0
Total	31,994	35,629
Loan from Metro Medical [Member]
Debt Instrument [Line Items]
2015	265,386	421,989
2016	0	0
2017	0	0
Thereafter	0	0
Total	265,386	421,989
Loan from CEO [Member]
Debt Instrument [Line Items]
2015	470,089	470,089
2016	0	0
2017	0	0
Thereafter	0	0
Total	470,089	470,089
Loan from Bank Direct Capital Finance [Member]
Debt Instrument [Line Items]
2015	63,399	156,894
2016	0	0
2017	0	0
Thereafter	0	0
Total	63,399	156,894
Honda Financial Services [Member]
Debt Instrument [Line Items]
2015	3,981	5,385
2016	6,194	6,192
2017	6,471	6,469
Thereafter	12,573	12,622
Total	$ 29,219	$ 30,668